Goodwill and Other Intangible Assets - Schedule of Movements in Other Intangible Assets (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	€ 21,640
Amortization expense	(1,035)	€ (910)	€ (2,053)
Other intangible assets, ending balance	24,590		21,640
Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	81,716
Changes in scope of consolidation	2,687
Acquisitions and other increases	1,789
Disposals and other decreases	(140)
Currency translation differences	(1,244)
Transfers	(521)
Other intangible assets, ending balance	84,287		81,716
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(60,076)
Amortization expense	(1,122)
Impairment losses, net of reversals	(15)
Disposals and other decreases	115
Currency translation differences	918
Transfers	483
Other intangible assets, ending balance	(59,697)		(60,076)
Acquired R&D
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	6,226
Other intangible assets, ending balance	5,231		6,226
Acquired R&D | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	10,354
Changes in scope of consolidation	115
Acquisitions and other increases	115
Disposals and other decreases	(18)
Currency translation differences	(150)
Transfers	(1,122)
Other intangible assets, ending balance	9,294		10,354
Acquired R&D | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(4,128)
Amortization expense	0
Impairment losses, net of reversals	(15)
Disposals and other decreases	18
Currency translation differences	62
Transfers	0
Other intangible assets, ending balance	(4,063)		(4,128)
Products, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	14,927
Other intangible assets, ending balance	18,893		14,927
Products, trademarks and other rights | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	69,579
Changes in scope of consolidation	2,571
Acquisitions and other increases	1,642
Disposals and other decreases	(113)
Currency translation differences	(1,087)
Transfers	601
Other intangible assets, ending balance	73,193		69,579
Products, trademarks and other rights | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(54,652)
Amortization expense	(1,068)
Impairment losses, net of reversals	0
Disposals and other decreases	88
Currency translation differences	849
Transfers	483
Other intangible assets, ending balance	(54,300)		(54,652)
Altuviiio
Disclosure of detailed information about intangible assets [line items]
Transfers	1,110
Software
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	487
Other intangible assets, ending balance	466		487
Software | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	1,783
Changes in scope of consolidation	1
Acquisitions and other increases	32
Disposals and other decreases	(9)
Currency translation differences	(7)
Transfers	0
Other intangible assets, ending balance	1,800		1,783
Software | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(1,296)
Amortization expense	(54)
Impairment losses, net of reversals	0
Disposals and other decreases	9
Currency translation differences	7
Transfers	0
Other intangible assets, ending balance	€ (1,334)		€ (1,296)